Lease liabilities - Detailed Information About In Remaining Contractual Maturities Of The Group Lease Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Present value of the minimum lease payments	¥ 121,213	¥ 134,074
Within 1 year [member]
Statement [LineItems]
Present value of the minimum lease payments	20,930	19,998
After 1 year but within 2 years [member]
Statement [LineItems]
Present value of the minimum lease payments	20,045	19,249
After 2 years but within 5 years [member]
Statement [LineItems]
Present value of the minimum lease payments	47,164	54,155
After 5 years [member]
Statement [LineItems]
Present value of the minimum lease payments	¥ 33,074	¥ 40,672